Subsequent Events (Narrative) (Details) - NewRange Copper Nickel LLC [Member] $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 10, 2023 USD ($) $ / shares shares	Feb. 27, 2023 USD ($) Right	Feb. 14, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Transaction cost of join venture				$ 4,273
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of initial work with estimated budget			$ 170,000
Events after reporting period [Member] | Convertible debt [Member] | Rights Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds of issuance of common shares		$ 195,400
Number of right of each common share | Right		1
Glencore [Member] | Events after reporting period [Member] | Rights Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of new common shares | shares	0.91068844
Price per share | $ / shares	$ 2.11
Date of expiry of rights offering	Apr. 04, 2023
Value of total funds committed	$ 5,862
Percentage of total funds committed	3.00%